Profit appropriation and restricted net assets - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 214,732		¥ 326,647	$ 33,696
Time deposits	48,437		477,408	7,601
Prepaid expenses and other current assets	71,555		302,057	11,229
Time deposits	100,868		414,000	15,828
Other non-current assets	5,496		23,896	862
Accrued expenses and other current liabilities	96,205		237,101	15,097
Taxes payable	28,027		19,288	4,398
Total current liabilities	1,893,848		3,018,114	297,186
Total non-current liabilities	22,013		58,372	3,455
Total liabilities	1,915,861		3,076,486	300,641
Ordinary shares	221		213	35
Treasury stock	(43,455)		(23,109)	(6,819)
Additional paid-in capital	1,251,748		1,199,014	196,427
Accumulated other comprehensive income/(loss)	(318)		8,884	(53)
Accumulated deficit	(1,931,366)		(2,051,940)	(303,073)
Total shareholders' deficit	(723,170)		(866,938)	(113,483)	¥ (1,046,658)	¥ (962,649)
Total liabilities and shareholders' deficit	1,192,691		2,209,548	187,158
Condensed
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	76,122		15,077	11,945
Time deposits	41,437		153,614	6,502
Prepaid expenses and other current assets	7,839		8,684	1,230
Amounts due from inter-company entities			466,649
Current assets	125,398		644,024	19,677
Time deposits	70,868		2,000	11,121
Amounts due from inter-company entities, non-current	410,899			64,479
Other non-current assets	552		486	87
Noncurrent assets including intercompany	482,319		2,486	75,687
Total assets	607,717		646,510	95,364
Accrued expenses and other current liabilities	6,426		6,533	1,008
Amounts due to inter-company entities			14,029
Taxes payable	860		548	135
Total current liabilities	7,286		21,110	1,143
Amounts due to inter-company entities, non-current	10,686			1,677
Deficits of investments in subsidiaries and the VIEs	1,312,915	$ 206,027	1,492,338
Total non-current liabilities	1,323,601		1,492,338	207,704
Total liabilities	1,330,887		1,513,448	208,847
Ordinary shares	221		213	35
Treasury stock	(43,455)		(23,109)	(6,819)
Additional paid-in capital	1,251,748		1,199,014	196,427
Accumulated other comprehensive income/(loss)	(318)		8,884	(53)
Accumulated deficit	(1,931,366)		(2,051,940)	(303,073)
Total shareholders' deficit	(723,170)		(866,938)	(113,483)
Total liabilities and shareholders' deficit	¥ 607,717		¥ 646,510	$ 95,364